Share Capital - Common Stock (Details) - USD ($)				1 Months Ended										3 Months Ended	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2010	Jul. 01, 2008	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Nov. 30, 2019	Oct. 31, 2019	Jun. 30, 2019	Feb. 28, 2019	Feb. 05, 2019	Dec. 31, 2018	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2016
Class of Stock [Line Items]
Ordinary shares issued (in shares)						2,951,699	3,963,964						1,441,048
Common Stock | 2020 August ATM Program
Class of Stock [Line Items]
Stock sale program, gross offering proceeds of shares authorized to be sold				$ 23,500,000
Number of shares issued in transaction	0
Number of shares sold	0
Audit Committee Chairman
Class of Stock [Line Items]
Share based compensation value of transaction			$ 15,000
Share-based payment (in shares)															48,079	36,937	18,996
Independent directors
Class of Stock [Line Items]
Share based compensation value of transaction		$ 7,500
Share-based payment (in shares)															48,079	36,937	18,996
2016 Share Repurchase Program
Class of Stock [Line Items]
Treasury shares (in shares)												113,076					113,076
2016 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)																		2,000,000
2018 Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)												3,000,000					3,000,000
Share repurchased (in shares)											1,332,182	345,012
Repurchased shares canceled (in shares)										1,677,194
2019 June Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)									5,000,000
Share repurchased (in shares)									1,361
2019 October Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)								3,000,000
Share repurchased (in shares)								1,000,935
2019 December Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)																1,500,000
Share repurchased (in shares)														1,500,000
2020 March Share Repurchase Program | Common Stock
Class of Stock [Line Items]
Stock repurchase program, number of shares authorized to be repurchased (in shares)														2,000,000
Share repurchased (in shares)					3,624,283
Stock repurchase program, additional number of shares authorized to be repurchased (in shares)														2,000,000
Hull No. S 1772
Class of Stock [Line Items]
Installment payment						$ 3,300,000	$ 6,600,000						$ 3,300,000